Commitments and contingencies (Details)	Dec. 31, 2015 CAD
2016	CAD 34,159
2017	36,769
2018	39,579
2019	42,603
2020	45,859
Office premises lease [Member]
2016	533,826
2017	533,826
2018	533,826
2019	533,826
2020	536,792
Estimated future minimum annual commitment	2,672,096
Thereafter, 2021 through 2025	2,592,018
Total leases	CAD 5,264,114